Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year (a)	Summary Compensation Table (“SCT”) Total for PEO (b)(1)	Compensation Actually Paid to PEO (c)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (h)(5)	Lift Truck Consolidated Operating Profit (Loss) $ (i)(6)
					Total Share-holder Return (f)(3)	Peer Group Total Share-holder Return - Russell 2000 Industrials (g)(4)
2022	$5,384,048	$5,037,294	$1,506,004	$1,436,887	$(53.04)	$19.45	$(74,100,000)	$24,590,000
2021	$2,612,927	$2,713,790	$925,115	$945,506	$(54.82)	$7.53	$(173,000,000)	$(37,700,000)
2020	$1,202,760	$1,202,760	$583,605	$583,605	$(35.93)	$(14.28)	$37,100,000	$54,268,204
(1)    Mr. A. Rankin was our principal executive officer (“PEO”) for the full year for each of 2022, 2021 and 2020. For 2022, our non-PEO named executive officers were Mr. Prasad, Mr. Minder, Mr. Salgado, Mr. Pascarelli and Mr. Schilling. For 2021 and 2020, our non-PEO NEOs were Mr. Prasad, Mr. Schilling, Mr. Salgado and Mr. Pascarelli.
(2)     For each Covered Year, in determining both the CAP to our PEO and the average CAP to our non-PEO NEOs for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column (b) for such Covered Year the following amounts:

Item and Value Added (Deducted)	2022	2021	2020
For Mr. A. Rankin:
minus SCT “Stock Awards” column value	$(1,825,997)	$(605,953)	$0
plus vesting date fair value of equity awards granted and vested in Covered Year	$1,479,243	$706,816	$0
Total Value Added / (Deducted):	$(346,754)	$100,863	$0
For Non-PEO NEOs (Average):
minus SCT “Stock Awards” column value	$(382,996)	$(122,508)	$0
plus vesting date fair value of equity awards granted and vested in Covered Year	$313,879	$142,900	$0
Total Value Added / (Deducted):	$(69,117)	$20,392	$0

Company Selected Measure Name	Lift Truck Consolidated Operating Profit
Named Executive Officers, Footnote [Text Block]	Mr. A. Rankin was our principal executive officer (“PEO”) for the full year for each of 2022, 2021 and 2020. For 2022, our non-PEO named executive officers were Mr. Prasad, Mr. Minder, Mr. Salgado, Mr. Pascarelli and Mr. Schilling. For 2021 and 2020, our non-PEO NEOs were Mr. Prasad, Mr. Schilling, Mr. Salgado and Mr. Pascarelli.
Peer Group Issuers, Footnote [Text Block]	For purposes of this pay versus performance disclosure, our peer group consists of the Russell 2000 Industrials Index (the “Peer Group”). For each Covered Year, our Peer Group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming dividend reinvestment.
PEO Total Compensation Amount	$ 5,384,048	$ 2,612,927	$ 1,202,760
PEO Actually Paid Compensation Amount	5,037,294	2,713,790	1,202,760
Non-PEO NEO Average Total Compensation Amount	1,506,004	925,115	583,605
Non-PEO NEO Average Compensation Actually Paid Amount	1,436,887	945,506	583,605
Total Shareholder Return Amount	(53.04)	(54.82)	(35.93)
Peer Group Total Shareholder Return Amount	19.45	7.53	(14.28)
Net Income (Loss)	$ (74,100,000)	$ (173,000,000)	$ 37,100,000
Company Selected Measure Amount	24,590,000	(37,700,000)	54,268,204
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (346,754)	$ 100,863	$ 0
PEO [Member] | ecd_SCT Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,825,997)	(605,953)	0
PEO [Member] | ecd_Vesting Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,479,243	706,816	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(69,117)	20,392	0
Non-PEO NEO [Member] | ecd_SCT Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(382,996)	(122,508)	0
Non-PEO NEO [Member] | ecd_Vesting Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 313,879	$ 142,900	$ 0